March 8, 2012

VIA EDGAR

EDGAR Operations Branch
Division of Investment Management
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:             Wells Fargo Funds Trust (the "Trust")

Wells Fargo Advantage Large Cap Growth Fund (“Large Cap Growth Fund”)
(the “Fund”)

                No. 333-179718

Dear Sir/Madam:

Pursuant to Section 485(a) under the Securities Act of 1933, as amended (the "Act"), the Trust hereby requests class identifiers as follows:

For the Large Cap Growth Fund new class identifier for Class R shares;

which were registered electronically via EDGAR in  a Form N-14 filing by the Trust dated February 27, 2011 with accession number 0000907244-12-000118.  This filing is being made solely for the purpose of obtaining class identifiers for the Large Cap Growth Fund Class R shares.

If you have any questions or would like further information, please call me at (617) 210-3662.

Very truly yours,

/s/ Brian Montana

Brian Montana

Senior Counsel